Shareholder Report, Holdings (Details)	May 31, 2024
C000174964 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000174964 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000174964 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000174964 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000174964 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000174964 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000174964 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000174964 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000174966 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000174966 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000174966 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000174966 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000174966 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000174966 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000174966 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000174966 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000174965 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000174965 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000174965 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000174965 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000174965 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000174965 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000174965 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000174965 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	18.30%